Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2023
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable as of June 30, 2023 and December 31, 2022 consisted of the following:
	June 30, 2023	December 31, 2022
Accounts receivable	$5,912,052	$9,963,821
Less: allowance for doubtful accounts	(2,357)	(2,478)
Accounts receivable, net	$5,909,695	$9,961,343

Schedule of Allowance for Doubtful Accounts	Changes of allowance for doubtful accounts for the fiscal periods ended June 30, 2023 and December 31, 2022 were as follow:
	June 30, 2023	December 31, 2022
Beginning balance	$(2,478)	$(2,682)
Exchange difference	121	204
Ending balance	$(2,357)	$(2,478)